Fair Value Measurements - Summary Of Fair Value, Measured On Recurring Basis (Detail) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	$ 175,992,381		$ 175,950,325
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Investments held in Trust Account		$ 175,987,897	175,950,325
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	8,452,500		0
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Liabilities:
Derivative warrant liabilities		9,918,750	0
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	0		0
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member] | Fair Value, Recurring [Member]
Liabilities:
Derivative warrant liabilities		0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account	0		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Assets:
Investments held in Trust Account		0	0
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	0		0
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Liabilities:
Derivative warrant liabilities		0	0
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	7,031,500		0
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member] | Fair Value, Recurring [Member]
Liabilities:
Derivative warrant liabilities		8,251,250	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account	0		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Assets:
Investments held in Trust Account		0	0
Liabilities:
Derivative warrant liabilities			15,871,750
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	0		8,625,000
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Liabilities:
Derivative warrant liabilities		0	8,625,000
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 0		7,246,750
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member] | Fair Value, Recurring [Member]
Liabilities:
Derivative warrant liabilities		$ 0	$ 7,246,750